Real Estate And Loans Receivable (List Of Assets Purchased As Part Of Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified									12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Land [Member]	Dec. 31, 2009 Land [Member]	Dec. 31, 2008 Land [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2008 Buildings [Member]	Dec. 31, 2010 Intangible Lease Assets [Member]	Dec. 31, 2008 Intangible Lease Assets [Member]
Real Estate Assets Purchased As Part Of Acquisitions [Line Items]
Significant acquisitions and disposals of acquisition				$ 8,227	$ 421	$ 45,293	$ 119,626	$ 373,472	$ 9,955	$ 11,945
Weighted-average useful life of acquired intangible assets (in years)									19.4	10.7
Total	$ 137,808	$ 421	$ 430,710